EMPLOYEE BENEFIT PLANS - Retirement Pension Premium Plan and Executive Pension Plan Premium - Obligation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($) item	Dec. 31, 2022 COP ($) item	Dec. 31, 2021
Bancolombia S.A.
EMPLOYEE BENEFIT PLANS
Discount rate	11.75%	14.25%
Inflation rate	6.35%	7.30%
Retirement Pension Premium Plan and Executive Pension Plan Premium - El Salvador
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	2,927	2,844
Retirement Pension Premium Plan and Executive Pension Plan Premium - Guatemala
EMPLOYEE BENEFIT PLANS
Number of participants covered by plan | item	3,733	3,504
Discount rate	8.50%	9.30%	5.40%
Actuarial gain (loss) from changes in financial assumptions	$ (2,772)	$ (13,476)
Defined benefit obligation at present value | Retirement Pension Premium Plan and Executive Pension Plan Premium
EMPLOYEE BENEFIT PLANS
Present value of the obligation as of January 1	176,816	219,496
Current service cost	18,427	20,794
Interest cost	17,338	15,371
Benefits paid	(18,889)	(19,487)
Consolidation of contributions		(43,199)
Net actuarial loss / (gain) due to changes in assumptions	(565)	(39,817)
Net actuarial loss / (gain) due to plan experience	24,238	6,487
Foreign currency translation effect	(22,070)	17,171
Defined obligation, unfunded as of December 31	$ 195,295	$ 176,816